Loan ID	Seller Loan ID	Investor Loan ID	Field Name	Verified Value	Bid Tape Value
73148			Calculated DSCR	1.21	1.35
98229			Calculated DSCR	1.2	1.27
18579			Calculated DSCR	1.2	1.30
92973			Calculated DSCR	1.089	1.03
17032			Calculated DSCR	1.564	1.5095
85627			Calculated DSCR	0.804	80.38
55078			Calculated DSCR	1.08	108.03
33209			Note Date	xxx	xxx
17032			Prepayment Penalty Total Term	12	36
69650			Primary Appraised Property Value	xxx	xxx
18579			Property Type	Single Family Attached	Single Family Detached
64726			Property Type	Townhouse	PUD
38121			Qualifying Total Debt Income Ratio	48.22	40.66